REVISION (Schedule of Effect of Revision on Company's Previously Reported Results) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) ITEM $ / shares	Dec. 31, 2014 USD ($) $ / shares		Dec. 31, 2013 USD ($) $ / shares
REVISION [Abstract]
Number of segments | ITEM		2
Balance sheets and shareholders' capital [Line Item]
Products		$ 24,466	$ 23,616		$ 25,143
Services		47,476	40,906		36,600
Gross profit		13,665	16,204		17,808
General and administrative		8,469	8,123		8,668
Operating income		5,605	3,819		5,297
Net (loss) income		$ 5,849	$ 1,432		$ 2,802
Net income per share | $ / shares		$ 0.66	$ 0.16		$ 0.32
As reported previously [Member]
Balance sheets and shareholders' capital [Line Item]
Products			$ 23,340		$ 24,892
Services			40,286		35,987
Gross profit			17,100		18,672
General and administrative			9,019		9,512
Operating income			3,819		5,317
Net (loss) income			$ 1,432		$ 2,822
Net income per share | $ / shares			$ 0.16		$ 0.32
Adjustment [Member]
Balance sheets and shareholders' capital [Line Item]
Products			$ 276		$ 251
Services			620		613
Gross profit			(896)		(864)
General and administrative			$ (896)		(844)
Operating income				[1]	(20)
Net (loss) income				[1]	$ (20)
Net income per share | $ / shares	[1]

[1]	Represents an amount less than $1.